                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Disciplined Small and Mid Cap Equity Fund                S-6505-99 F
(Sept. 29, 2009)

Effective July 3, 2010, the following change is hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced with the following:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alfred F. Alley III, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

The rest of the section remains unchanged.

                                                               S-6505-4 A (6/10)

                      PROSPECTUS SUPPLEMENT -- JUNE 3, 2010

FUND (PROSPECTUS EFFECTIVE DATE)                                 MATERIAL NUMBER
RiverSource Disciplined Small Cap Value Fund (Sept. 29, 2009)        S-6397-99 F

Effective July 3, 2010, the following changes are hereby made to the Fund's prospectus:

The description of the portfolio managers responsible for the Fund's day-to-day portfolio management, as described under the caption "Fund Management and Compensation - Investment Manager" is superseded and replaced with the following:

Portfolio Managers. The portfolio managers responsible for the day-to-day management of the Fund are:

Alfred F. Alley III, CFA, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since June 2005. Prior to June 2005, Mr. Alley was a managing partner at Tandem Trading, LLC from October 2001 to June 2005.

Brian M. Condon, Portfolio Manager

-    Managed the Fund since May 2010.

- Joined the investment manager in May 2010 when it acquired the long-term asset management business of Columbia Management Group, where he worked as an investment professional since 1999.

-    Began investment career in 1993.

-    BA from Bryant College and MS in finance from Bentley College.

The rest of the section remains unchanged.

                                                               S-6397-5 A (6/10)